Financial instruments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Working capital	$ 3,795,951	$ 6,209,207
Cash and cash equivalents	4,174,654	5,064,802
Other comprehensive income	380,000
Total equity	$ 35,414,448	$ 20,709,675	$ 13,917,573